NOTE 5 - INTANGIBLE ASSETS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill)	$ 1,220	$ 0
Amortization of Intangible Assets	65
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	71
Finite-Lived Intangible Assets, Amortization Expense, Year Two	71
Finite-Lived Intangible Assets, Amortization Expense, Year Three	71
Finite-Lived Intangible Assets, Amortization Expense, Year Four	71
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 71